Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of Premier Multi-Series VIT and Shareholders of RCM Dynamic Multi-Asset Plus VIT
Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RCM Dynamic Multi-Asset Plus VIT Portfolio (the sole portfolio constituting Premier Multi-Series VIT, referred to hereafter as the "Portfolio") as of December 31, 2018, the related statement of operations for the year ended
December 31, 2018, the statement of changes in net assets for each of the two years in the period ended
December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
February 21, 2019

We have served as the auditor of one or more of the investment companies in the Allianz Global Investors
U.S. group of investment companies since at least 1995.
We have not determined the specific year we began serving as auditor.